ADVANCED SERIES TRUST
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102-4077

February 2, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(a) Filing for Advanced Series Trust
Registration Nos. 33-24962, 811-5186

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary